N-2 - $ / shares	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Cover [Abstract]
Entity Central Index Key	0000894242
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock Investment Quality Municipal Trust, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock Investment Quality Municipal Trust, Inc.
’
s (
BKN
) (the “
Fund
”)
investment objective is to provide high current income exempt from regular U.S. federal income tax consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations that pay interest that is exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 80% of its assets in securities rated investment grade at the time of investment. The Fund may invest up to 20% of its assets in unrated securities that are deemed by the investment adviser to be of comparable quality. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.

Risk Factors [Table Text Block]
9.
PRINCIPAL RISKS
In the normal course of business, the Funds

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Fund to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a

Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds
’
investments in the TOB Trusts may adversely affect the Funds
’
net investment income and dividends to Common

Shareholders.
Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds
’
NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the
“Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB
Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds
’
ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclosed in its Schedule of Investments.
The

Funds

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.
The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.49	$ 12.19	(5.74) %	$ 13.15	$ 11.05
Net Asset Value	12.67	13.07	(3.06)	13.37	12.39

Lowest Price or Bid	$ 11.05
Highest Price or Bid	13.15
Lowest Price or Bid, NAV	12.39
Highest Price or Bid, NAV	$ 13.37
Highest Price or Bid, Premium (Discount) to NAV [Percent]	(3.06%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	(5.74%)
Share Price	$ 11.49	$ 12.19
NAV Per Share	$ 12.67	$ 13.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
10.

CAPITAL SHARE TRANSACTIONS
BKN is authorized to issue 200 million shares, all of which were initially classified as Common Shares. BFK and BLE are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for BKN’s Common Shares is $0.01. The par value of BFK and BLE Common Shares is $0.001. The par value for BKN’s Preferred Shares outstanding is $0.10. The par value for BFK and BLE Preferred Shares is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MHD, MVT and MQT are each authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for MHD, MVT and MQT Common
Shares is $0.10. The par value for MHD, MVT and MQT Preferred Shares outstanding is $0.10. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.
Common Shares
For the six months ended January 31, 2025, shares issued and outstanding remained constant for BKN, BFK, BLE, MHD, MVT and MQT.
The Funds participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through
November 30, 2024, each Fund could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Fund’s
NAV. The Repurchase Program expired on November 30, 2024 and was not renewed. For the period ended November 30, 2024, the Funds did not repurchase any shares.
The total cost of the shares repurchased is reflected in each

Fund
’
s

Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	BKN
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	233,302	2,461,995

	BFK
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	592,796	5,545,723

	BLE
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	545,996	5,278,307

	MHD
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	637,511	6,897,831

	MVF
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	604,049	3,869,138

	MVT
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	244,533	2,399,715

	MQT
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	239,935	2,265,141
BKN, BFK and BLE have filed a prospectus with the SEC allowing it to issue an additional 5,000,000, 10,000,000 and 15,000,000 Common Shares, respectively, through an equity Shelf Offering. Effective November 17, 2024, BLE is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus for the sale of Common Shares. Under the Shelf Offering, BKN and BFK, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 4,634,875 and
9,998,351 Common Shares, respectively, remain available for issuance under the Shelf Offering. For the six months ended January 31, 2025, Common Shares issued and outstanding under the Shelf Offering remained constant. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by BKN and BFK in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
MVF adopted a discount management program (the “Program”) that is comprised of six 3-month measurement periods, expiring with the measurement period ending
September 30, 2025, unless continued by the Board. Under the Program, the Fund intends to offer to repurchase a portion of its common shares via tender offer if the Fund’s common shares trade at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. The Board approved the Fund offering to repurchase
2.5% of its outstanding common shares for the first measurement period, which began on April 1, 2024 and ended on June 30, 2024, the second measurement period, which began on July 1, 2024 and ended on September 30, 2024, and the third measurement period, which began on October 1, 2024 and ended on December 31, 2024 as the discount trigger was met. The results of the fourth through sixth measurement periods, and any action approved by the Board as a result, will be announced promptly after the end of each applicable measurement period. There is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in any particular tender offer that is executed and there can be no assurance as to the effect that the Program will have on the market for the Fund’s shares or the discount at which the Fund’s shares may trade relative to its NAV.
As a result of the discount trigger being met during the first, second and third measurement periods, the Fund conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired.
The results of the tender offers were as follows:

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/22/24	08/22/24	26,471,815	41.7%	1,586,158	2.5%	$7.9086	$12,544,289
10/18/24	11/21/24	26,002,760	42.0	1,546,504	2.5	7.8400	12,124,592
01/22/25	02/24/25	23,258,037	38.6	1,507,842	2.5	7.6734	11,570,275

(a)	Date the tender offer period began.
Preferred Shares
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VMTP Shares
Each Fund (for purposes of this section, each a “VMTP Fund”) has issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Fund may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances.
As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:

Fund Name	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody ’ s Rating	Fitch Rating
BKN	12/20/23	678	$ 67,800,000	07/02/26	Aa1	AA
BFK	12/20/23	1,541	154,100,000	07/02/26	Aa1	AA
BLE	12/20/23	1,741	174,100,000	07/02/26	Aa1	AA
MHD	12/20/23	2,140	214,000,000	07/02/26	Aa1	AA
MVF	12/20/23	1,536	153,600,000	07/02/26	Aa1	AA
MVT	12/20/23	777	77,700,000	07/02/26	Aa1	AA
MQT	12/20/23	786	78,600,000	07/02/26	Aa1	AA
Redemption Terms:
A VMTP Fund is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended.

There
is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Fund is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Fund. With respect to each Fund, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If each Fund redeems the VMTP
Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.
Dividends:
Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread plus the Securities Industry and
Financial Markets Association (“SIFMA”) Municipal Swap Index or a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.
The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Fund fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.
For the six months ended January 31, 2025, the average annualized dividend rates for the VMTP Shares were as follows:

	BKN	BFK	BLE	MHD	MVF	MVT	MQT
Dividend rates	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%	4.44%
For the six months

ended

January 31, 2025, VMTP Shares issued and outstanding of each VMTP Fund remained constant.
Offering Costs:
The Funds incurred costs in connection with the issuance of VMTP Shares,  which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VMTP Shares.

Amortization of these costs is included in interest expense, fees and amortization of offering costs in the
Statements of Operations.
Financial Reporting:
The VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the
Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends	Deferred Offering Costs Amortization
BKN	$ 1,518,078	$ —
BFK	3,449,914	—
BLE	3,895,367	—
MHD	4,793,124	—
MVF	3,436,694	—
MVT	1,738,484	—
Fund Name	Dividends	Deferred Offering Costs Amortization
MQT	$ 1,760,320	$ —

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk:
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclosed in its Schedule of Investments.
The

Funds

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.
The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Outstanding Securities [Table Text Block]	BKN is authorized to issue 200 million shares, all of which were initially classified as Common Shares.
Outstanding Security, Authorized [Shares]	199,992,879
Outstanding Security, Held [Shares]	17,205,846
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Security Voting Rights [Text Block]
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Security Liquidation Rights [Text Block]	A Fund ’ s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Preferred Stock Restrictions, Arrearage [Text Block]
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Rights Limited by Other Securities [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Outstanding Security, Authorized [Shares]	7,121
Outstanding Security, Held [Shares]	678